Borrowings - Interest on Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest on Debt
Interest capitalized	$ 3	$ 5	$ 2
Total interest paid and accrued	1,482	1,278	1,208
Cost of financing
Interest on Debt
Interest paid	757	658	576
Interest expense
Interest on Debt
Interest paid	$ 723	$ 615	$ 630